Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting

18.  Segment Reporting

The Group’s operating segments are as follows:

(i)	Oncology/Immunology: focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:
(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.
(ii)	Other Ventures: comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and consumer health products.

The performance of the reportable segments is assessed based on segment net income/(loss) attributable to the Company.

The segment information is as follows:

	Six Months Ended June 30, 2023
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	9,977	269,057	279,034	80,149	359,183	173,691	—	532,874
Interest income	438	1	439	—	439	238	15,198	15,875
Interest expense	—	—	—	—	—	—	(224)	(224)
Equity in earnings of equity investees, net of tax	—	—	—	—	—	35,110	—	35,110
Income tax (expense)/benefit	(86)	(7)	(93)	107	14	(939)	(1,805)	(2,730)
Net (loss)/income attributable to the Company	(83,628)	205,010	121,382	12,971	134,353	37,180	(2,982)	168,551
Depreciation/ amortization	(3,263)	(250)	(3,513)	—	(3,513)	(165)	(134)	(3,812)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,296	110	30,406	—	30,406	243	15	30,664

	June 30, 2023
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	152,736	33,995	186,731	64,260	250,991	170,366	876,140	1,297,497
Property, plant and equipment	93,840	1,940	95,780	—	95,780	826	223	96,829
Right-of-use assets	4,887	2,867	7,754	—	7,754	838	600	9,192
Leasehold land	11,387	—	11,387	—	11,387	—	—	11,387
Goodwill	—	—	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	—	—	52	—	52
Investments in equity investees	—	—	—	—	—	37,740	—	37,740

	Six Months Ended June 30, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	27,552	—	27,552	63,517	91,069	110,978	—	202,047
Interest income	376	—	376	—	376	92	1,514	1,982
Interest expense	—	—	—	—	—	—	(404)	(404)
Equity in earnings of equity investees, net of tax	(2)	—	(2)	—	(2)	33,551	—	33,549
Income tax (expense)/benefit	(255)	6,912	6,657	(436)	6,221	(317)	(1,689)	4,215
Net (loss)/income attributable to the Company	(92,645)	(96,156)	(188,801)	9,006	(179,795)	35,423	(18,489)	(162,861)
Depreciation/ amortization	(3,827)	(237)	(4,064)	—	(4,064)	(154)	(158)	(4,376)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,947	227	9,174	—	9,174	160	13	9,347

	December 31, 2022
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	221,337	30,281	251,618	45,984	297,602	235,500	496,343	1,029,445
Property, plant and equipment	72,775	2,103	74,878	—	74,878	735	334	75,947
Right-of-use assets	3,350	3,167	6,517	—	6,517	1,308	897	8,722
Leasehold land	11,830	—	11,830	—	11,830	—	—	11,830
Goodwill	—	—	—	—	—	3,137	—	3,137
Other intangible asset	—	—	—	—	—	85	—	85
Investments in equity investees	316	—	316	—	316	73,461	—	73,777

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amounts eliminated attributable to sales between PRC and U.S. and others under Oncology/Immunology segment were US$17,303,000 and US$68,015,000 for the six months ended June 30, 2023 and 2022 respectively.

A summary of customers who accounted for over 10% of the Group’s revenue for the six months ended June 30, 2023 and 2022 is as follows:

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Customer A	269,057	—
Customer B	(note)	39,034
Customer C	(note)	36,282

Note: Customer did not account for over 10% of the Group’s revenue during the six months ended June 30, 2023.

Customer A, B and C are included in Oncology/Immunology.

Unallocated expenses mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expenses, net of interest income. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.